15. INCOME TAXES - Reconciliation Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax calculated at statutory rate	(34.00%)	(34.00%)	(34.25%)
State income taxes, net of Federal tax benefit	0.00%	(36.30%)	(5.50%)
Temporary differences	(0.05%)	30.00%	(5.84%)
Permanent Differences	26.89%	0.70%	25.14%
Change in valuation allowance	7.16%	6.93%	(10.49%)
(Benefit) from income taxes	0.00%	0.00%	(30.94%)